     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION DECEMBER 9, 1996.

                                                            File Nos. 33-11047
                                                                  and 811-4950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.   ____                                ____

  Post-Effective Amendment No.   19                                  X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  19                                                  X

                         KEYSTONE FUND FOR TOTAL RETURN
               (Exact name of Registrant as specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

               Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

---  immediately upon filing pursuant to paragraph (b)

 X   on December 10, 1996 pursuant to paragraph (b)
---

---  60 days after filing pursuant to paragraph (a)(i)

---  on (date) pursuant to paragraph (a)(i)

---  75 days after filing pursuant to paragraph (a)(ii)

---  on (date) pursuant to paragraph (a)(ii) of Rule 485


The Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed January 5, 1996.

                         KEYSTONE FUND FOR TOTAL RETURN

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 19
                                       to
                             REGISTRATION STATEMENT

              This Post-Effective Amendment No. 19 to Registration
                   Statement No. 33-11047/811-4950 consists of
            the following pages, items of information, and documents:


                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                       Statement of Additional Information





               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)
                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

                         Business and Other Connections

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                         KEYSTONE FUND FOR TOTAL RETURN

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A         Prospectus Caption
---------         ------------------
    1             Cover Page

    2             Fee Table

    3             Financial Highlights
                  Performance Data

    4             Cover Page
                  The Fund
                  Investment Objective and Policies
                  Investment Restrictions
                  Risk Factors

    5             Fund Management and Expenses
                  Additional Information

    5A            Not applicable

    6             The Fund
                  Dividends and Taxes
                  Fund Shares
                  Shareholder Services
                  Pricing Shares

    7             How to Buy Shares
                  Shareholder Services

    8             How to Redeem Shares

    9             Not applicable

   10             Cover Page

   11             Table of Contents

   12             Not applicable

   13             The Fund
                  Investment Objective and Policies
                  Investment Restrictions
                  Brokerage
                  Appendix

                         KEYSTONE FUND FOR TOTAL RETURN

Cross-Reference Sheet continued.

Items in
Part B of
Form N-1A         Statement of Additional Information Caption
---------         -------------------------------------------

   14             Trustees and Officers

   15             Additional Information

   16             Investment Management
                  Principal Underwriter
                  Additional Information

   17             Brokerage

   18             Declaration of Trust

   19             Valuation of Securities

   20             Distributions and Taxes

   21             Principal Underwriter

   22             Standardized Total Return and Yield Quotations

   23             Financial Statements

                         KEYSTONE FUND FOR TOTAL RETURN
                                     PART A
                                   PROSPECTUS

KEYSTONE FUND FOR TOTAL RETURN
PROSPECTUS DECEMBER 10, 1996

CLASS Y

  Keystone Fund for Total Return (the "Fund") seeks total return from a combination of capital growth and income.

  This prospectus provides information regarding the Fund's Class Y shares, which the Fund will begin offering January 2, 1997. Information on share classes may be found in the "Fund Shares" section of this prospectus.

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund, including information about securities ratings, is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

KEYSTONE FUND FOR TOTAL RETURN
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898

TABLE OF CONTENTS
                                                                          Page
Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Investment Objective and Policies                                            6
Investment Restrictions                                                      7
Risk Factors                                                                 7
Pricing Shares                                                              10
Dividends and Taxes                                                         11
Fund Management and Expenses                                                11
How to Buy Shares                                                           14
How to Redeem Shares                                                        15
Shareholder Services                                                        17
Performance Data                                                            18
Fund Shares                                                                 19
Additional Information                                                      19
Additional Investment Information                                          (i)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                        KEYSTONE FUND FOR TOTAL RETURN
    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in Class Y shares of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses;" "How to Buy Shares;" and "Shareholder Services."

                                                                                                                  CLASS Y SHARES
                                                                                                                      NO LOAD
SHAREHOLDER TRANSACTION EXPENSES                                                                                     OPTION(1)
                                                                                                                 -----------------
Maximum Sales Load Imposed on Purchases .....................................................................           None
  (as a percentage of offering price)
Deferred Sales Load .........................................................................................           None
  (as a percentage of the lesser of original purchase price or redemption proceeds as applicable)
Exchange Fee (per exchange)(2) ..............................................................................         $10.00

ANNUAL FUND OPERATING EXPENSES(3)
  (as a percentage of average net assets)
Management Fees .............................................................................................          0.65%
12b-1 Fees ..................................................................................................           None
Other Expenses ..............................................................................................          0.49%
                                                                                                                      ------
Total Fund Operating Expenses ...............................................................................          1.14%
                                                                                                                      ======

EXAMPLES(4)                                                                                                1 YEAR       3 YEARS
                                                                                                           ------       -------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
redemption at the end of each period:
    Class Y ...........................................................................................     $12           $36
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class Y ...........................................................................................     $12           $36

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES.
ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------

(1) Class Y shares are available only through broker-dealers who have entered into special distribution agreements with Keystone
    Investment Distributors Company, the Fund's principal underwriter.
(2) There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line
    ("KARL"). (For a description of KARL, see "Shareholder Services.")
(3) Expense ratio is estimated for the Fund's fiscal year ending November 30, 1997. Total Fund Operating Expenses include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio for Class Y shares is expected to be 1.13%.
    The Fund also offers Class A, B and C shares which have different expenses and sales charges.
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE FUND FOR TOTAL RETURN
                                CLASS A SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

    The following table contains important financial information relating to the Fund. The financial information for the periods through November 30, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The financial highlights for the six months ended May 31, 1996 is unaudited. The audited portion of the table appears in the Fund's 1995 Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's 1995 financial statements, related notes and independent auditors' report as well as the Fund's unaudited Semi-Annual Report for the six months ended May 31, 1996 have been incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual and Semi-Annual Reports, which will be made available upon request and without charge.

                                                                                                                     FEBRUARY 13,
                                                                                                                         1987
                                                                                                                    (COMMENCEMENT
                                                                                                                    OF OPERATIONS)
                       SIX MONTHS                              YEAR ENDED NOVEMBER 30,                                    TO
                         ENDED      -----------------------------------------------------------------------------     NOVEMBER 30,
                      MAY 31, 1996   1995     1994     1993      1992      1991      1990      1989      1988            1987
                        -------      ----     ----     ----      ----      ----      ----      ----      ----    ----------------
                      (UNAUDITED)
NET ASSET VALUE
  BEGINNING OF
  PERIOD ...........  $ 13.83     $ 11.75   $ 12.31   $ 12.06   $ 11.45   $ 10.29   $ 10.89   $  9.41   $  8.59       $ 10.00
                      -------     -------   -------   -------   -------   -------   -------   -------   -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income ...........     0.12        0.25      0.24      0.21      0.23      0.34      0.41      0.42      0.46          0.30
Net gains (losses)
  on securities ....     1.62        2.80     (0.56)     1.31      1.19      1.38     (0.61)     2.01      0.89         (1.47)
                      -------     -------   -------   -------   -------   -------   -------   -------   -------       -------
  Total from
    investment
    operations .....     1.74        3.05     (0.32)     1.52      1.42      1.72     (0.20)     2.43      1.35         (1.17)
                      -------     -------   -------   -------   -------   -------   -------   -------   -------       -------
LESS DISTRIBUTIONS:
Dividends from net
  investment income     (0.14)      (0.25)    (0.24)    (0.21)    (0.23)    (0.35)    (0.40)    (0.42)    (0.53)        (0.24)
Distributions in
  excess of net
  investment income      0.00       (0.07)     0.00     (0.03)    (0.05)    (0.05)     0.00      0.00      0.00          0.00
Distributions from
  capital gains ....     0.00       (0.65)     0.00     (1.03)    (0.53)    (0.16)     0.00     (0.53)     0.00          0.00
                      -------     -------   -------   -------   -------   -------   -------   -------   -------       -------
  Total distributions   (0.14)      (0.97)    (0.24)    (1.27)    (0.81)    (0.56)    (0.40)    (0.95)    (0.53)        (0.24)
                      -------     -------   -------   -------   -------   -------   -------   -------   -------       -------
NET ASSET VALUE END
  OF PERIOD ........  $ 15.43     $ 13.83   $ 11.75   $ 12.31   $ 12.06   $ 11.45   $ 10.29   $ 10.89   $  9.41       $  8.59
                      =======     =======   =======   =======   =======   =======   =======   =======   =======       =======
TOTAL RETURN (a) ...    12.61%     26.57%   (2.65)%    12.67%    12.56%    16.70%   (1.85)%    26.17%    15.98%      (11.94)%

RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ...    1.45%(d)(e) 1.69%(d)  1.59%     1.85%     1.85%     1.88%     2.00%(b)  2.00%(b)  1.47%(b)      1.00%(b)(c)
  Net investment
    income .........    1.69%(e)    1.94%     1.93%     1.63%     1.87%     2.98%     3.85%     3.94%     4.87%         4.94%(c)
Portfolio turnover
  rate .............      21%         77%       57%       92%       66%       43%       51%       50%       64%           16%
Average commission
  rate paid ........  $0.0371         N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A           N/A
NET ASSETS END OF
  PERIOD (THOUSANDS)  $31,967     $27,037   $23,162   $26,367   $23,607   $22,974    $22,080   $22,764  $20,735       $ 7,672

(a) Excluding applicable sales charges.
(b) Figure is net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.41%, 2.48%, 2.92%, and 4.77% (on an annualized basis), respectively, for the years ended 1990, 1989, 1988 and the period from February 13, 1987 (Commencement of
    Operations) to November 30, 1987.
(c) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to November 30, 1987.
(d) "Ratio of total expenses to average net assets" for the six months ended May 31, 1996 and the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.44% and 1.67%, respectively.
(e) Annualized.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE FUND FOR TOTAL RETURN
                                CLASS B SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

        The following table contains important financial information relating to the Fund. The financial information for the periods through November 30, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The financial highlights for the six months ended May 31, 1996 is unaudited. The audited portion of the table appears in the Fund's 1995 Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's 1995 financial statements, related notes and independent auditors' report as well as the Fund's unaudited Semi-Annual Report for the six months ended May 31, 1996 have been incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual and Semi-Annual Reports, which will be made available upon request and without charge.

                                                                                     FEBRUARY 1, 1993
                                           SIX MONTHS      YEAR ENDED NOVEMBER 30, (DATE OF INITIAL PUBLIC
                                              ENDED        ----------------------        OFFERING) TO
                                           MAY 31, 1996       1995        1994        NOVEMBER 30, 1993
                                          ------------    -----------  ---------  ------------------------
                                           (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD .....     $13.84         $11.77       $12.32            $12.65
                                              ------         ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................       0.07           0.15         0.15              0.10
Net gains (losses) on securities ........       1.59           2.82        (0.56)             0.74
                                              ------         ------       ------            ------
  Total from investment operations ......       1.66           2.97        (0.41)             0.84
                                              ------         ------       ------            ------
LESS DISTRIBUTIONS:
Dividends from net investment income ....      (0.09)         (0.15)       (0.14)            (0.10)
Distributions in excess of net investment
  income ................................       0.00          (0.10)        0.00             (0.04)
Distributions from capital gains ........       0.00          (0.65)        0.00             (1.03)
                                              ------         ------       ------            ------
  Total distributions ...................      (0.09)         (0.90)       (0.14)            (1.17)
                                              ------         ------       ------            ------
NET ASSET VALUE END OF PERIOD ...........     $15.41         $13.84       $11.77            $12.32
                                              ======         ======       ======            ======
TOTAL RETURN(a) .........................     12.01%         25.59%      (3.36)%             6.68%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ........................      2.20%(c)(d)    2.47%(c)     2.31%             2.64%(b)
  Net investment income .................      0.95%(d)       1.06%        1.27%             0.84%(b)
Portfolio turnover rate .................        21%            77%          57%               92%
Average commission rate paid ............    $0.0371            N/A          N/A               N/A
                                              ------         ------       ------            ------
NET ASSETS END OF PERIOD (THOUSANDS) ....    $24,711        $20,605       $7,314            $4,283
                                             =======        =======       ======            ======

(a) Excluding applicable sales charges.
(b) Annualized for the period February 1, 1993 (Date of Initial Public Offering) to November 30, 1993.
(c) "Ratio of total expenses to average net assets" for the six months ended May 31, 1996 and the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have  been 2.19% and 2.46%, respectively.
(d) Annualized.

                             FINANCIAL HIGHLIGHTS
                        KEYSTONE FUND FOR TOTAL RETURN
                                CLASS C SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

        The following table contains important financial information relating to the Fund. The financial information for the periods through November 30, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The financial highlights for the six months ended May 31, 1996 is unaudited. The audited portion of the table appears in the Fund's 1995 Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's 1995 financial statements, related notes and independent auditors' report as well as the Fund's unaudited Semi-Annual Report for the six months ended May 31, 1996 have been incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual and Semi-Annual Reports, which will be made available upon request and without charge.

                                                                                     FEBRUARY 1, 1993
                                       SIX MONTHS      YEAR ENDED NOVEMBER 30,  (DATE OF INITIAL PUBLIC
                                         ENDED         -----------------------        OFFERING) TO
                                      MAY 31, 1996         1995          1994        NOVEMBER 30, 1993
                                      -----------       ----------     ------       -----------------
                                      (UNAUDITED)
NET ASSET VALUE BEGINNING OF PERIOD    $ 13.85           $11.78        $12.33            $12.65
                                       -------           ------        ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............      0.07             0.16          0.15              0.10
Net gains (losses) on securities ...      1.59             2.81         (0.56)             0.75
                                       -------           ------        ------            ------
  Total from investment operations .      1.66             2.97         (0.41)             0.85
                                       -------           ------        ------            ------
LESS DISTRIBUTIONS:
Dividends from net investment income     (0.09)           (0.16)        (0.14)            (0.10)
Distributions in excess of net
  investment income ................      0.00            (0.09)         0.00             (0.04)
Distributions from capital gains ...      0.00            (0.65)         0.00             (1.03)
                                       -------           ------        ------            ------
  Total distributions ..............     (0.09)           (0.90)        (0.14)            (1.17)
                                       -------           ------        ------            ------
NET ASSET VALUE END OF PERIOD ......   $ 15.42           $13.85        $11.78            $12.33
                                       =======           ======        ======            ======
TOTAL RETURN (a) ...................    12.00%           25.57%        (3.36)%            6.76%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ...................     2.20%(c)(d)      2.47%(c)      2.34%             2.64%(b)
  Net investment income ............     0.95%(d)         1.16%         1.21%             0.83%(b)
Portfolio turnover rate ............       21%              77%           57%               92%
Average commission rate paid .......   $0.0371              N/A           N/A               N/A
                                       -------           ------        ------            ------
NET ASSETS END OF PERIOD (THOUSANDS)   $11,558           $9,503        $5,968            $5,030
                                       =======           ======        ======            ======

(a) Excluding applicable sales charges.
(b) Annualized for the period February 1, 1993 (Date of Initial Public Offering) to November 30, 1993.
(c) "Ratio of total expenses to average net assets" for the six months ended May 31, 1996 and the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.19% and 2.44%, respectively.
(d) Annualized.

THE FUND
  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on October 24, 1986. The Fund is one of approximately twenty funds managed by Keystone Management, Inc. ("Keystone Management"), the Fund's investment manager, and is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, collectively referred to as "Keystone."

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

The Fund seeks total return from a combination of capital growth and income.

  The investment objective of the Fund is fundamental and may not be changed without the vote of a majority of the Fund's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS
  Under normal circumstances, the Fund will invest principally in dividend paying common stocks, preferred stocks and securities convertible into common stocks. Non-dividend paying common stocks may also be owned by the Fund if, in Keystone's judgment, that is consistent with or will enhance the Fund's ability to achieve its objective. The Fund may invest up to 50% of its assets in foreign securities issued by issuers located in developed countries as well as emerging markets countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development.

  The Fund may invest up to 35% of its total assets in debt securities of U.S. and foreign issuers, including secured and unsecured debt obligations, of any assigned rating by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's") or unrated. The Fund may also invest in non-investment grade rated zero coupon and payment-in-kind securities ("PIKs").

OTHER ELIGIBLE INVESTMENTS
  The Fund may invest up to 35% of its total assets under ordinary circumstances and (when, in Keystone's opinion, market conditions warrant) up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, which at the date of investment is rated A-1, the highest grade, by S&P, PRIME-1, the highest grade, by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including United States ("U.S.") branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.

  The Fund may also make temporary investments in debt securities and high grade preferred stocks for defensive purposes when it believes market conditions warrant.

  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when-issued and delayed-delivery basis and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions. The Fund may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation. The Fund may employ new investment techniques with respect to such futures contracts and related options.

  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund intends to purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board of Trustees monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the sections of this prospectus entitled "Risk Factors" and "Additional Investment Information" and the statement of additional information.

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in detail in the statement of additional information.

  The Fund may not: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow, except from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets, and the Fund may enter into reverse repurchase agreements.

  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of net assets.

RISK FACTORS
  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  By itself, the Fund does not constitute a balanced investment program. The Fund is best suited for investors who can afford to maintain their investment over a relatively long period of time. The Fund is not an appropriate investment for conservative investors who are seeking preservation of capital. You should take into account your own investment objectives as well as your other investments when considering an investment in the Fund.

  Certain risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks relating to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  FUND RISKS. Investing in common stocks, particularly those having growth characteristics, frequently involves greater risks (and possibly greater rewards) than investing in other types of securities. Common stock prices tend to be more volatile and companies having growth characteristics may sometimes be unproven.

  A need for cash due to large liquidations from the Fund when the prices of the securities in which the Fund invests are declining could result in losses to the Fund.

  Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

  FOREIGN RISK. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

  BELOW-INVESTMENT GRADE BONDS. The Fund may invest up to 35% of its assets in bonds issued by foreign issuers rated below-investment grade, which entail greater risks of untimely interest and principal payments, default and price volatility, than higher rated securities, and may present problems of liquidity and valuation. Investors should carefully consider these risks before investing.

  The maximum return sought by the Fund with respect to a portion of its assets is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Fund may invest in securities that are rated as low as D by S&P and C- by Moody's. For a description of these rating categories see "Additional Investment Information." The Fund intends to invest in D rated debt only in cases where, in Keystone's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of a reorganization or otherwise. The Fund may also invest in unrated securities that, in Keystone's judgment, offer comparable yields and risks as securities that are rated, as well as in non-investment quality zero coupon and PIKs.

  While providing opportunities to maximize return over time, investors should be aware of the following risks associated with below-investment grade bonds:

  (1) Securities rated BB or lower by S&P or Ba or lower by Moody's are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

  (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

  (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities.

  (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates; generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

  (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality securities, which may adversely affect (i) the market price of the security, (ii) the Fund's ability to dispose of particular issues and (iii) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

  (6) Zero coupon bonds and PIKs may be subject to greater changes in value due to market conditions, the absence of a cash interest payment and the tendency of issuers of such securities to have weaker overall credit conditions than other high yield, high risk securities. These characteristics of high yield, high risk securities make them generally more appropriate for long term investment.

  High yield, high risk securities are generally riskier than higher quality securities and are subject to more credit risk, including risk of default and greater volatility than higher quality securities. In addition, such securities may have less liquidity and experience more price fluctuation than higher quality securities. Below-investment grade rated zero coupon and PIKs generally are more speculative and subject to higher fluctuations in value than other high yield, high risk securities.

  If and when the Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends.

  Since the Fund takes an aggressive approach to investing a portion of its assets, Keystone attempts to maximize the return by controlling risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts and economic analysis. Keystone's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earnings prospects and the quality of management of the company. In making investment recommendations, Keystone also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, percentage of zeros and PIKs, percentage of non-accruing items and yield to maturity.

  Keystone also considers the ratings of Moody's and S&P assigned to various securities but does not rely solely on such ratings because (1) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies, and (2) there can be large differences among the current financial conditions of issuers within the same rating category.

  Income and yields on high yield, high risk securities, as on all securities, will fluctuate over time.

PRICING SHARES
  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for purposes of pricing Fund shares) except on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  Current values for the Fund's portfolio securities are determined as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;

    3. investments for which market quotations are readily available are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

    4. short-term investments with initial or remaining maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market; and

    5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

    6. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

  Foreign securities are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.

DIVIDENDS AND TAXES
  The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  Any taxable dividend declared in October, November or December to shareholders of record in such month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared.

  If the Fund qualifies and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net investment income quarterly and net capital gains, if any, at least annually.

  Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Fund distributions in the form of additional Class Y shares are made at net asset value.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is responsible for the overall management of the Fund's business and affairs.

INVESTMENT MANAGER
  Keystone Management was organized in 1989 and is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to some of the other Keystone America Funds and to certain other funds in the Keystone Investments Family of Funds.

  Pursuant to its Investment Management Agreement with the Fund (the "Management Agreement"), Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Keystone under which Keystone provides investment advisory and management services to the Fund.

  Services provided by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code, (b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.

  The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

                                                           Aggregate Net Asset
Management                                                 Value of the Shares
Fee                                 Income                         of the Fund
------------------------------------------------------------------------------
                                   1.5% of
                              Gross Dividend and
                               Interest Income
                                     plus
0.60% of the first                                        $  100,000,000, plus
0.55% of the next                                         $  100,000,000, plus
0.50% of the next                                         $  100,000,000, plus
0.45% of the next                                         $  100,000,000, plus
0.40% of the next                                         $  100,000,000, plus
0.35% of the next                                         $  500,000,000, plus
0.30% of amounts over                                     $1,000,000,000

computed as of the close of business on each business day and payable daily.

  During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $300,290, which represented 0.65% of the Fund's average net assets. Of such amount paid to Keystone Management, $255,247 was paid to Keystone for its services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone, is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee equal to 85% of the management fee received by Keystone Management under the Management Agreement.

  The Management Agreement and the Advisory Agreement continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of both the Management Agreement and the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in any of the Fund's Distribution Plans or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval.

  The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone Management or by a vote of shareholders of the Fund. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund, Keystone Management or Keystone, or by a vote of shareholders of the Fund.

  The Management Agreement and the Advisory Agreement will terminate automatically upon their assignments.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of both the Management Agreement and the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreements.

  In addition to an assignment of the Fund's Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreement between the Fund and the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"). As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer: (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

PORTFOLIO MANAGER
  Walter McCormick has been the Fund's Portfolio Manager since 1987. Mr. McCormick is also a Senior Vice President and Senior Portfolio Manager of Keystone and has more than 25 years' investment experience.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to: expenses of its Independent Trustees; transfer, dividend disbursing and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors and legal counsel to its Independent Trustees; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses for the Class A, B and C shares. The Fund also pays its brokerage commissions, interest charges and taxes.

  During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC"), $150,009 for services rendered as the Fund's transfer and dividend disbursing agent, and $49,684 to Keystone Investments for certain accounting and printing services. KIRC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider as a factor the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone Management, Keystone, the Fund's principal underwriter, or their affiliates.

  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended November 30, 1994 and 1995 were 57% and 77%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders.

  For further information about brokerage and distributions, see the statement of additional information.

HOW TO BUY SHARES
  Class Y shares are offered at net asset value without a front-end or back-end sales load. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset") of Purchase, New York, (2) certain institutional investors and (3) investment advisory clients of Capital Management Group of First Union National Bank of North Carolina, Evergreen Asset or their affiliates.

  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. See "Fund Management and Expenses" for more information on how the Merger will affect the Fund's underwriting arrangements.

  In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds, and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  Orders for the purchase of Class Y shares of the Fund will be confirmed at the public offering price which is equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day). Orders received by broker-dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for Class Y shares received other than as stated above will receive the offering price equal to the net asset value per share next determined (generally, the next business day's offering price).

  The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Broker-dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase amount must be at least $1,000, which may be waived in certain circumstances. There is no minimum amount for subsequent purchases.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers which satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

HOW TO REDEEM SHARES
  You may redeem Class Y shares of the Fund for cash at their net redemption value by writing to the Fund, c/o KIRC, and presenting a properly endorsed share certificate (if certificates have been issued) to the Fund. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share then determined and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund or KIRC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.

  If the Fund receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from you and process the order on the day such information is received.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by KIRC are genuine, when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

GENERAL
  The Fund reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Fund, KIRC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained by writing to KIRC or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange Class Y shares of the Fund for Class Y shares of certain other Keystone America Funds at net asset value by calling or writing to KIRC.

  The exchange fee is $10. The exchange fee is waived for individual investors who make an exchange using KARL. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.

  Orders for exchanges received by the Fund prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values of each fund's Class Y shares determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or Keystone Liquid Trust to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call KIRC. Please include your account numbers. Termination may take up to 30 days.

RETIREMENT PLANS
  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary-Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Fund shares in your account when a Systematic Income Plan is opened. Excessive withdrawals may decrease or deplete the value of your account.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must have established an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any Class Y Keystone America Fund shares you may own automatically invested to purchase the same class of shares of certain other Keystone America Funds. You may select this service on your application and indicate the Keystone America Fund (s) into which distributions are to be invested.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time the Fund may advertise "total return" and "current yield". ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME.

  Total return and current yield are computed separately for each class of shares of the Fund.

  Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Fund may also include comparative performance data for each class of shares in advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.

FUND SHARES
  The Fund issues Class A, B, C and Y shares, which participate proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of Class A, B and C shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by the relevant class; (2) each class of shares having a Distribution Plan has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class has a different designation.

  Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales load while Class B and Class C shares bear such expenses through a higher annual distribution fee. As a result, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Class Y shares are not subject to a front-end sales load or a contingent deferred sales charge and pay no distribution expenses. Therefore, income distributions paid by the Fund on Class Y shares will be greater than those paid with respect to Class A, B and C shares.

  When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Class Y shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting, as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

CORPORATE BOND RATINGS
  Higher yields are usually available on securities that are lower rated or that are unrated. Bonds rated Baa by Moody's are considered as medium grade obligations which are neither highly protected nor poorly secured. Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal, although adverse economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Lower rated securities are usually defined as Baa or lower by Moody's or BBB or lower by S&P. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated CI by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/or repayment of principal is in arrears. The Fund intends to invest in D-rated debt only in cases where in Keystone's judgment there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds which are rated Caa by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca by Moody's represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED
STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days but may extend up to one year. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand notes, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes typically are not rated by credit rating agencies. Unless rated, the Fund may invest in them only if the issuer meets the criteria established for commercial paper discussed in the statement of additional information, which limit such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, Inc.

REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System which have at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons are required to be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, and such value will be determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements which provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to maintain such value. Reverse repurchase agreements involve the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Fund may invest up to 50% of its assets in securities principally traded in securities markets outside the United States. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the United States).

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made.

  When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors, such as the Fund, to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps, is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS The Fund may purchase put and call options, including put or call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objectives.

  OPTIONS TRADING MARKETS Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and the statement of additional information.

  The staff of the Securities Exchange Commission is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment restrictions relating to illiquid securities.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

ZERO COUPON "STRIPPED" BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest or principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, or securities of the U.S. government, its agencies or instrumentalities or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

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                                KEYSTONE AMERICA
                                   FUND FAMILY

                                       ()

                                Balanced Fund II
                      Capital Preservation and Income Fund
                           Government Securities Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                                World Bond Fund
                              Tax Free Income Fund
                        California Insured Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                         New York Insured Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                            Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                     Global Resources and Development Fund
                          Small Company Growth Fund II
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[logo] KEYSTONE
       INVESTMENTS

       Keystone Investment Distributors Company
       200 Berkeley Street
       Boston, Massachusetts 02116-5034
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                                    KEYSTONE

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                                    FUND FOR
                                  TOTAL RETURN

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                                 PROSPECTUS AND
                                  APPLICATION
                                 Class Y Shares

                         KEYSTONE FUND FOR TOTAL RETURN

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                         KEYSTONE FUND FOR TOTAL RETURN

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 10, 1996

         This statement of additional information pertains to all classes of shares of Keystone Fund for Total Return (the "Fund"). It is not a prospectus, but relates to, and should be read in conjunction with, either the prospectus offering Class A, B and C shares dated March 30, 1996 or the separate prospectus offering Class Y shares, dated December 10, 1996. Copies of each prospectus may be obtained from the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"), or your broker-dealer. The Fund's Principal Underwriter is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


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                                TABLE OF CONTENTS
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                                                                       Page

         The Fund                                                       2
         Investment Restrictions                                        2
         Distributions and Taxes                                        4
         Valuation of Securities                                        5
         Brokerage                                                      6
         Sales Charges                                                  8
         Distribution Plans                                            12
         Trustees and Officers                                         16
         Investment Management                                         20
         Principal Underwriter                                         24
         Declaration of Trust                                          26
         Standardized Total Return and Yield Quotations                27
         Financial Statements                                          28
         Semi-Annual Financial Statements                              29
         Additional Information                                        30
         Appendix                                                     A-1

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                                    THE FUND
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         The Fund is an open-end, diversified management investment company. The Fund seeks total return from a combination of capital growth and income.

         Certain information about the Fund is contained in its prospectuses. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


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                             INVESTMENT RESTRICTIONS
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         The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.


         The Fund may not do the following:

         (1) purchase any security (other than United States ("U.S.") government securities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

         (5) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be a pledge of assets;

         (6) issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be the issuance of a senior security;

         (7) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers and enter into repurchase agreements;

         (8) purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that (a) there is no restriction with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) the industry classification of utilities will be determined according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (d) the industry classification of medically related industries will be determined according to their services (for example, management, hospital supply, medical equipment and pharmaceuticals will each be considered a separate industry);

         (9) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (10) purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (11) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate and may engage in currency or other financial futures contracts and related options transactions;

         (12) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objectives;

         (13) purchase any security (other than U.S. government securities) of any issuer if as a result the Fund would hold more than 10% of the voting securities of the issuer; and

         (14) purchase any security for the purpose of control or management.


         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in the Fund's assets is not a violation of the limit.

          Portfolio securities of the Fund may not be purchased from or sold or loaned to Keystone Management, Keystone or any affiliate thereof or any of their Directors, officers or employees.



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                             DISTRIBUTIONS AND TAXES
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         The Fund will make distributions to its shareholders of dividends from net investment income and net realized gains, if any, annually in shares or, at the option of the shareholder, in cash. Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the ex-dividend date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Fund pays the distribution. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

         Distributed long-term capital gains are taxable as such to the shareholder regardless of how long the shareholder has held Fund shares. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.


         When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined, to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.

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                             VALUATION OF SECURITIES
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         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

         (2) securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;


         (3) short-term instruments with initial or remaining maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market;

         (4) short-term instruments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market;

         (4) short-term instruments having maturities of more than sixty days for which market quotations are readily available, are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees; and

         (5) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities; for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.


         Foreign securities are valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.


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                                    BROKERAGE
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         It is Keystone's policy, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid; the efficiency with which the transaction is effected; the broker's ability to effect the transaction at all where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions in the future; and the financial strength and stability of the broker. Such considerations are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management or Keystone is considered to be in addition to, and not in lieu of, services required to be performed by Keystone Management under its Investment Management Agreement with the Fund ("Management Agreement") or Keystone under its Investment Advisory Agreement with Keystone Management ("Advisory Agreement"). The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone Management or Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under both the Management Agreement and the Advisory Agreement, Keystone Management and Keystone are permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone Management and Keystone do follow such a practice, they will do so on a basis that is fair and equitable to the Fund.

         The Fund expects that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for the Fund in order to take advantage of the lower purchase price available to members of such a group. Neither Keystone Management, Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees has determined, however, that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The Fund's Board of Trustees periodically reviews the Fund's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

         Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. Although, in some cases this system could have a detrimental effect on the price or volume of the Fund's portfolio securities, in other cases, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

         Portfolio securities are not purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their "affiliated persons," as defined in the 1940 Act.

         For the fiscal years ended November 30, 1993, 1994 and 1995 the Fund paid $59,217, $65,514 and $92,665, respectively, in brokerage commissions.


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                                  SALES CHARGES
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GENERAL

         The Fund offers Class A, B, C and Y shares. Class A shares are offered with a maximum sales charge of 5.75% payable at the time of purchase ("Front-End Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge ("CDSC") payable upon redemption during the 72-month period following the month of purchase ("Back-End Load Option"). Class B shares purchased prior to June 1, 1995 are subject to a CDSC upon redemption within three calendar years after the first year of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding eight years following the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 that have been outstanding during seven calendar years will similarly convert to Class A shares. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc.,("KIRC"), the Fund's transfer and dividend disbursing agent.) Class C shares are sold subject to a CDSC payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter. Class Y shares are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset") of Purchase, New York, (2) certain institutional investors and (3) investment advisory clients of Capital Management Group of First Union National Bank of North Carolina, Evergreen Asset or their affiliates.

         The prospectus for Class A, B and C shares contains a general description of how investors may buy shares of the Fund as well as a table of applicable sales charges for Class A shares; a discussion of reduced sales charges that may apply to subsequent purchases; and a description of applicable CDSCs. A separate prospectus describes the Class Y shares and contains a general description of how investors may buy Class Y shares.

CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (See "Distribution Plans"), a CDSC is imposed at the time of redemption of certain Fund shares, as described below. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you and retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" and "Waiver of Sales Charges" as follows.

CLASS A SHARES

         With certain exceptions, purchases of Class A shares made on or after April 10, 1995 (1) in an amount equal to or exceeding $1,000,000, and/or (2) purchased by a corporate qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA Plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a CDSC of 1.00% during the 24-month period following the date of purchase.

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a CDSC as a percentage of net asset value or net cost of such Class B shares redeemed during succeeding twelve-month periods as follows: 5.00% during the first twelve-month period; 4.00% during the second twelve-month period; 3.00% during the third twelve-month period; 3.00% during the fourth twelve-month period; 2.00% during the fifth twelve-month period, and 1.00% during the sixth twelve-month period. No CDSC is imposed on amounts redeemed thereafter.

         With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, will impose a CDSC of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

         Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter.

CLASS C SHARES

         With certain exceptions, the Fund will impose a CDSC of 1.00% on Class C shares redeemed within one year after the date of purchase. No CDSC is imposed on amounts redeemed thereafter.

CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

         No CDSC is imposed when you redeem amounts derived from
(1) increases in the value of your account above the net cost of the Fund shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months;
(4) Class B shares held during more than four consecutive calendar years or more than 72 months, as the case may be; or (5) Class C shares held for more than one year from the date of purchase.

         Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no CDSC when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, for the purpose of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of the purchase of the shares being acquired by exchange is deemed to be the date shares tendered for exchange were originally purchased.


WAIVER OF SALES CHARGES


         Shares of the Fund may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain Directors, Trustees, officers, full-time employees and sales representatives of the Fund, Keystone Management, Keystone, Keystone Investments, Inc.("Keystone Investments"), the Principal Underwriter, and or certain of their affiliates who have been such for not less than ninety days; (2) a pension and profit-sharing plan established by such companies, their subsidiaries and affiliates, for the benefit of their Trustees, Directors, officers, full-time employees and sales representatives; or
(3) a registered representative of a firm with a dealer agreement with Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge or CDSC is imposed on purchases or redemptions of shares of the Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of the fund or any fund in the Keystone Investments Family of Funds, purchased pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorized payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.



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                               DISTRIBUTION PLANS
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         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").

         The Fund's Class A, B, and C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto (the "Independent Trustees"). The Fund's Class Y shares have not adopted a Distribution Plan and do not bear any Distribution Plan expenses.

         The National Association of Securities Dealers ("NASD") limits the amount that a Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that the Fund may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Fund's average daily net asset value attributable to Class A shares, to finance any activity which is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund to enable the Principal Underwriter to pay or to have paid to others (broker-dealers) who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


         Amounts paid by the Fund under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others and outstanding on the books of the Fund for specific periods.

CLASS B DISTRIBUTION PLANS


         Each Class B Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class B shares sold since inception of the Distribution Plans; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


         The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee, in advance, in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker-dealer or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods.


         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with a Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement of such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize such reimbursement of Advances, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.


CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that the Fund may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.

         The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, broker-dealers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients and outstanding on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL


         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by a Distribution Plan as stated above.

         Each of the Distribution Plans may be terminated at any time by a vote of the Fund's Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class of Fund shares. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on each amendment.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plans have benefited the Fund.

         During the fiscal year ended November 30, 1995, the Fund paid the Principal Underwriter $60,006, pursuant to its Class A Distribution Plan; $119,006 for Class B shares sold prior to June 1, 1995 and $15,321 for Class B shares sold on or after June 1, 1995 under its Class B Distribution Plans; and $80,007 under its Class C Distribution Plan.

         Unpaid distribution costs at fiscal year end November 30, 1995 were:
$724,076 for Class B shares purchased prior to June 1, 1995 (5.29% of such Class B shares); $319,397 for Class B shares purchased on or after June 1, 1995 (5.72% of such Class B shares); and $596,982 for Class C shares (6.28% of Class C shares).



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                              TRUSTEES AND OFFICERS
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         The Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
    Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management, Inc. ("Keystone Management") and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional")and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of the Principal Underwriter, KIRC, and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Keystone Investments; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; former Dean, School of Business, Adelphi University; and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden Inter-national Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President, and Vice Chairman of The Travelers Corporation; former Managing Director of Russell Miller, Inc.; and former Member, Georgetown College Board of Advisors.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer, and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President and former Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO, and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
    Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel, and Secretary of Keystone; Senior Vice President, General Counsel, Secretary, and Director of the Principal Underwriter, Keystone Management, and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel, and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel, and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

DONALD C. DATES: Vice President of the Fund; Vice President of certain other funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

         Mr. Elfner and Mr. Bissell are "interested persons" of the Fund by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended November 30, 1995, no Trustee affiliated with Keystone or any officer received any direct remuneration from the Fund. During the same period, the unaffiliated Trustees received no retainers or fees from the Fund. Annual retainers and meeting fees paid by all funds in the Keystone Investments Family of Funds (which includes over 30 mutual funds) for the calendar year ended December 31, 1995, totaled approximately $450,716. As of November 30, 1996, none of the Fund's Trustees and officers beneficially owned any of the Fund's then outstanding Class A, B and C shares.



         The address of the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.



--------------------------------------------------------------------------------
                              INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER


         Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.


         Except as otherwise noted below, pursuant to its Management Agreement, and subject to the supervision of the Fund's Board of Trustees, Keystone Management manages and administers the operation of the Fund, and to manage the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objectives and restrictions. The Management Agreement stipulates that Keystone Management shall (i) provide office space and all necessary office facilities, equipment and personnel in connection with its services under the Management Agreement and (ii) pay or reimburse the Fund for the compensation of officers and Trustees of the Fund who are affiliated with Keystone Management and (iii) pay all expenses of Keystone Management incurred in connection with the provisions of its services.

         The Fund shall bear all other charges and expenses, including, but not limited to,(i) custodian charges and expenses; (ii) bookkeeping and auditors' charges and expenses; (iii) transfer agent charges and expenses; (iv) fees of Independent Trustees; (v) brokerage commissions; (vi) brokers' fees and expenses and issue and transfer taxes; (vii) costs and expenses under the Distribution Plans; (viii) taxes and trust fees payable to governmental agencies; (ix) the cost of share certificates; (x) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; (xi) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Portfolio; (xii) expenses of shareholders' and Trustees' meetings; (xiii) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (xiv) charges and expenses of filing annual and other reports with the SEC and other authorities; and (xi) all extraordinary charges and expenses of the Fund.

         Services currently performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code,
(b) tax treatment of the Fund's portfolio investments, (C) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains; and (4) storing documents relating to the Fund's activities.


         The Fund pays Keystone Management a fee for its services at the annual rate of:

                                 Income                     Aggregate Net Asset
Management              1.5% of Gross Dividend and          Value of the Shares
Fee                        Interest Income Plus                     of the Fund
-------------------------------------------------------------------------------
0.60% of the first                                     $  100,000,000, plus
0.55% of the next                                      $  100,000,000, plus
0.50% of the next                                      $  100,000,000, plus
0.45% of the next                                      $  100,000,000, plus
0.40% of the next                                      $  100,000,000, plus
0.35% of the next                                      $  500,000,000, plus
0.30% of amounts over                                  $1,000,000,000;


computed as of the close of business on each business day and payable daily.


         Keystone Management has voluntarily agreed to limit the expenses of the Fund's Class A shares to 1.50% of such class's average daily net assets, such expense limitation to be extended on a calendar month-by-month basis and to be modified or eliminated in the future in Keystone Management's discretion. Keystone Management will not be required to make any such reimbursement to the extent it would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code.


         The Management Agreement continues in effect from year to year only if approved at least annually (i) by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares, and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser, under which Keystone or another investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement. The Management Agreement also permits Keystone Management to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement.

INVESTMENT ADVISER

         Pursuant to the Management Agreement, Keystone Management has delegated its investment management functions, except for certain administrative and management services to be performed by Keystone Management, to Keystone and has entered into the Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund.

         Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey and Ralph J. Spuehler, Jr. and Rosemary
D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.


         Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee equal to 85% of the management fee received by Keystone Management under the Management Agreement.

         During the fiscal year ended November 30, 1993, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $200,203, which represented 0.65% of the Fund's average daily net assets. Of such amount paid to Keystone Management, $170,173 was paid to Keystone for its services to the Fund.

         During the fiscal year ended November 30, 1994, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $242,315, which represented 0.65% of the Fund's average daily net assets. Of such amount paid to Keystone Management, $205,968 was paid to Keystone for its services to the Fund.

         During the fiscal year ended November 30, 1995, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $300,290, which represented 0.65% of the Fund's average daily net assets. Of such amount paid to Keystone Management, $255,247 was paid to Keystone for its services to the Fund.


         The Advisory Agreement continues in effect only if approved at least annually (i) by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares, and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC")(the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

         If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of both the Management Agreement and the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreements.



--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------


         The Fund has entered into Principal Underwriting Agreements (the "Underwriting Agreements") with the Principal Underwriter, a Delaware corporation and wholly-owned subsidiary of Keystone.


         The Principal Underwriter, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund to the public. In so doing, the Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers or others, acting as principals, for sales of shares. No such representative, dealer or broker has any authority to act as agent for the Fund. The Principal Underwriter has not undertaken to buy or to find purchasers for any specific number of shares. The Principal Underwriter may receive payments from the Fund pursuant to the Distribution Plans.


         All subscriptions and sales of Fund shares by the Principal Underwriter are at the offering price of the shares, such price being in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the Commission as well as auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.


         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may provide to selected broker-dealers promotional materials and selling aids, including but not limited to personal computers, related software and Fund data files.


         The Principal Underwriter has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Principal Underwriter has agreed that it will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim, action, suit or proceeding to which any of them may be a party which arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Underwriting Agreements will remain in effect as long as their terms and continuance are approved at least annually by a majority of (i) the Independent Trustees cast in person at a meeting called for that purpose, and by
(ii) vote of a majority of Trustees, or by vote of a majority of the outstanding shares.


         The Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreements will terminate automatically upon their "assignment" (as is defined in the 1940 Act).


         In addition to an assignment of the Fund's Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Underwriting Agreements. As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a new subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.



--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------


MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated October 24, 1986 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is on file as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that class. Upon liquidation, shares are entitled to a pro rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund is authorized to issue additional classes or series of shares. The Fund currently issues Class A, B, C and Y shares, but may issue additional classes or series of shares.


SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund and (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. No amendment may be made to the Declaration of Trust which adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After an initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, and until such time as less than a majority of the Trustees holding office have been elected by Shareholders at which time the Trustees then in office will call a Shareholders meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when a Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


--------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
--------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added and, if applicable, the maximum sales charge and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total returns for Class A shares for the five year period ended November 30, 1995 and the period from April 14, 1987 (commencement of operations) to November 30, 1995 were 71.85% and 117.36%, respectively. The compounded average annual rates of return for Class A shares for the one and five year periods ended November 30, 1995 and the period from commencement of operations to November 30, 1995 were 19.29%, 11.44% and 9.41%, respectively.

         The cumulative total returns for Class B and Class C shares for the period February 1, 1993 (commencement of operations) through fiscal year ended November 30, 1995 were 26.48% (including CDSCs) and 29.56%, respectively. The compounded average annual rates of return for Class B and Class C shares for the one year period ended November 30, 1995 were 21.59% (including CDSCs) and 25.57%, respectively. The compounded average annual rates of return for Class B and Class C shares for the period beginning February 1, 1993 (commencement of operations) through November 30, 1995 were 9.57% (including CDSCs) and 8.64%, respectively.

         Current yield quotations, as they may appear from time to time in advertisements, will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund does not presently intend to advertise current yield.


         Information on Class Y shares is not yet available.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission:

         Schedule of Investments as of November 30, 1995;

         Financial Highlights for each of the years in the nine-year period ended November 30, 1995 for Class A shares;

         Financial Highlights for each of the years in the two-year period ended November 30, 1995 and the period from February 1, 1993 through November 30, 1993 for Class B and Class C shares;

         Statement of Assets and Liabilities as of November 30, 1995;

         Statement of Operations as of November 30, 1995;

         Statements of Changes in Net Assets for the two-years ended November 30, 1995;

         Notes to Financial Statements; and

         Independent Auditors' Report dated January 5, 1996.

--------------------------------------------------------------------------------
                        SEMI-ANNUAL FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Semi-Annual Report, as filed with the
Commission:

         Schedule of Investments as of May 31, 1996

         Financial Highlights for each of the years in the five-year period ended November 30, 1995 and the six-month period ended May 31, 1996 for Class A shares;

         Financial Highlights for each of the years in the two-year period ended November 30, 1995 and the period from February 1, 1993 through November 30, 1993 and the six-month period ended May 31, 1996 for Class B and Class C shares;

         Statement of Assets and Liabilities as of May 31, 1996;

         Statement of Operations for the six months ended May 31, 1996;

         Statements of Changes in Net Assets for the six months ended May 31, 1996 and the year ended November 30, 1995; and

         Notes to Financial Statements.

         A copy of the Fund's Annual and Semi-Annual Reports will be furnished upon request and without charge. Requests may be made in writing to KIRC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling KIRC toll free at 1-800-343-2898.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


         State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian, in addition to its custodial services, is responsible for accounting and related record keeping on behalf of the Fund.

         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the Fund's independent auditors.

         KIRC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Fund.

         As of November 30, 1996, Keystone Investments Savings & Investment Trust NYL Benefits Services Co. Inc., ATTN: Defined Contributions Dept., 846 University Ave., Norwood, MA 02062-2641 owned 8.48% of the outstanding Class A shares of the Fund.

         As of November 30, 1996, Merrill Lynch Pierce Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E 3rd FL, Jacksonville, FL 32246-6468 owned 5.06% of the outstanding Class A shares of the Fund.

         As of November 30, 1996, Merrill Lynch Pierce Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E 3rd FL, Jacksonville, FL 32246-6468 owned 7.63% of the outstanding Class B shares of the Fund.

         As of November 30, 1996, the following shareholders owned 5% or more of the outstanding Class C shares of the Fund: Lavedna Ellingson, Douglas Ellingson TTEE, U/A DTD 05/01/86, Lavedna Ellingson Marital Trust, 8510 McClintock, Tempe, AZ 85284-2527 owned 16.02%; Merrill Lynch Pierce Fenner & Smith, Attn: Book Entry, 4800 Deer Lake Dr. E 3rd FL, Jacksonville, FL 32246-6468 owned 11.01%.

         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectuses and statement of additional information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Securities and Exchange Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Securities and Exchange Commission.

         The Fund is one of 16 different investment companies in the Keystone America Fund Family, which offers a range of choices to serve shareholder needs. In addition to the Fund, the Keystone America Fund Family consists of the following funds having the various investment objectives described below:

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE BALANCED FUND II - Seeks current income and capital appreciation consistent with the preservation of principal.

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE SMALL COMPANY GROWTH FUND II- Seeks long-term growth of capital by investing primarily in equity securities with small market capitalizations.

KEYSTONE FUND OF THE AMERICAS - Seeks long-term growth of capital through investments in equity and debt securities in North America (the United States and Canada), and Latin America (Mexico and countries in South and Central America).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND - Seeks long-term capital growth by investing primarily in equity securities.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of four separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund consisting of two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

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                                    APPENDIX
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                       COMMON AND PREFERRED STOCK RATINGS

A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on per-share earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

A+     Highest            B+    Average            C     Lowest
A      High               B     Below Average      D     In Reorganization
A-     Above Average      B-    Lower

         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

B.       MOODY'S COMMON STOCK RANKINGS

         Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten-year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

         (1)      High Grade
         (2)      Investment Grade
         (3)      Medium Grade
         (4)      Speculative Grade

C.       MOODY'S PREFERRED STOCK RATINGS

         Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         7. caa: An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         8. ca: An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b.  Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC AND C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         6. CI - The rating CI is reserved for income bonds on which no interest is being paid.

         7. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                ZERO COUPON BONDS

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market values at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds items.


                           PAYMENT-IN-KIND SECURITIES

         Payment-in-kind ("PIK") securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designated to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer - as with zero coupon securities - is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredited interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount, because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital. Sixty-eight percent of the PIK debentures issued prior to 1987 have already been redeemed, and approximately 35% of the over $10 billion PIK debentures issued through year-end 1988 have been retired.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities. These securities, which include bonds, debentures, corporate notes, preferred stocks and other securities, are securities which the holder can convert into common stock. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, entail less risk than a corporation's common stock. The value of a convertible security is a function of its investment value (its market worth without a conversion privilege) and its conversion value (its market worth if exchanged). If a convertible security's investment value is greater than its conversion value, its price primarily will reflect is investment value and will tend to vary inversely with interest rates (the issuer's creditworthiness and other factors also may affect its value). If a convertible security's conversion value is greater than its investment value, its price will tend to be higher than its conversion value and it will tend to fluctuate directly with the price of the underlying equity security.


                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1, A-2 or higher by S&P, PRIME-1 by Moody's, or F-1 by Fitch Investors Service, Inc. (Fitch's); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

A.       S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

         1)   leading market positions in well-established industries;
         2)   high rates of return on funds employed;
         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;
         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements, or of savings and loan associations which are members of the Federal Savings and Loan Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation.


                              LIMITED PARTNERSHIPS

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development and other projects.

         Generally, for an organization classified as a partnership under the Internal Revenue Code, each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates. However, under provisions of tax and budget legislation enacted into law on December 22, 1987, and effective for taxable years after December 31, 1987, with certain exceptions, partnerships with interests that are traded on regularly established securities markets or are tradable on a secondary market will be treated as corporations for federal income tax purposes, thus eliminating the pass-through tax benefits.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission and are freely exchanged on a securities exchange or in the over-the-counter market.


                              OPTIONS TRANSACTIONS

OPTION WRITING AND RELATED RISKS

         The Fund may write covered call and put options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period.

         So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker/dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option of the same series as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. For options traded on national securities exchanges to secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the OCC, an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the order side of every purchase and sale transaction on an exchange and by doing so, gives its guarantee to the transaction.

         The principal reason for writing options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the covered call option writer has given up the opportunity for profit from a price increase in price of the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of a premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security. In addition, the premium paid for the put effectively increases the cost of the underlying security, thus reducing the yield otherwise available from such securities.

         Because the Fund can write only covered options, it may at times be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new debt securities against which it can write options. This may result in higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs.

         To the extent that a secondary market is available, the covered option writer may close out options it has written prior to the assignment of an exercise notice by purchasing, in a closing purchase transaction, an option of the same series as the option previously written. If the cost of such a closing purchase, plus transaction costs, is greater than the premium received upon writing the original option, the writer will incur a loss in the transaction.

WRITING COVERED OPTIONS

         The Fund writes only covered options. Call and put options written by the Fund will normally have expiration dates of not more than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written.

         Unless the option has been exercised, the Fund may close out an option it has written by effecting a closing purchase transaction, whereby it purchases an option covering the same underlying security and having the same exercise price and expiration date (of the same series) as the one it has written. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security. If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.

         An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

         Because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code, the extent to which the Fund may write covered call options and enter into so-called "straddle" transactions involving put and call options may be limited.

         Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation ("OCC"), a clearing corporation which assumes responsibility for the completion of options transactions.

PURCHASING PUT AND CALL OPTIONS

         The Fund may purchase put and call options, including purchasing put and call options, for the purpose of off-setting previously written put and call options of the same series.

         The Fund can close out a put option it has purchased by effecting a closing sale transaction; for example, the Fund may close out a put option it has purchased by selling a put option. If, however, a secondary market does not exist at a time the Fund wishes to effect a closing sale transaction, the Fund will have to exercise the option to realize any profit. In addition, in a transaction in which the Fund does not own the security underlying a put option it has purchased, the Fund would be required, in the absence of a secondary market, to purchase the underlying security before it could exercise the option. In each such instance, the Fund would incur additional transaction costs.

         The Fund will not purchase a put option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund's ability to purchase put and call options may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company.

OPTIONS TRADING MARKETS

         Options which the Fund will trade are generally listed on Exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. The use of options on some securities may not be listed on any exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in its prospectus and statement of additional information.

         The staff of the Commission is of the view that the premiums which the Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its fundamental investment restriction relating to illiquid securities.

SPECIAL CONSIDERATIONS APPLICABLE TO OPTIONS

         ON TREASURY BONDS AND NOTES. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, new series of options with expirations to replace expiring options on particular issues will not be introduced indefinitely. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each series of bonds or notes will thus be phased out as new options are listed on the more recent issues, and a full range of expiration dates will not ordinarily be available for every series on which options are traded.

         ON TREASURY BILLS. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill call options cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the option contract size, the Fund may be hedged from a risk standpoint. In addition, the Fund will maintain in a segregated account with its Custodian liquid assets maturing no later than those which would be deliverable in the event of an assignment of an exercise notice to ensure that it can meet its open option obligations.

         ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any Exchange. However, the Fund may purchase and write such options in the over-the-counter market or, should they commence trading, on any Exchange.

         Since the remaining principal balance of GNMA certificates declines each month as a result of mortgage payments, the Fund, as a writer of a covered GNMA call holding GNMA certificates as "cover" to satisfy its delivery obligation in the event of assignment of an exercise notice, may find that its GNMA certificates no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will enter into a closing purchase transaction or will purchase additional GNMA certificates from the same pool (if obtainable) or replacement GNMA certificates in the cash market in order to remain covered.

         A GNMA certificate held by the Fund to cover an option position in any but the nearest expiration month may cease to present cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. Should this occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace the GNMA certificate with a certificate which represents cover. When the Fund closes its position or replaces the GNMA certificate, it may realize an unanticipated loss and incur transaction costs.

         RISKS PERTAINING TO THE SECONDARY MARKET. An option position may be closed out only in a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and might incur transaction costs in connection therewith. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed on transactions; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange or by a broker; (v) inadequacy of the facilities of an Exchange, the OCC or a broker to handle current trading volume; or (vi) a decision by one or more Exchanges or brokers to discontinue the trading of options (or a particular class or series of options), in which event the secondary market in that class or series of options would cease to exist, although outstanding options issued as a result of trades would generally continue to be exercisable in accordance with their terms.

         The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired to the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

         For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Fund intends to engage in options transactions which are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant (Broker) effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association (NFA).

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association
(GNMA) certificates, 90-day domestic bank certificates of deposit, 90-day Commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS

STOCK INDEX FUTURES CONTRACTS

         A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

         Currently stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation (S&P) Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

         The Fund does not believe that differences between existing stock indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

OTHER INDEX BASED FUTURES CONTRACTS

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs, represents the profit or loss to the Fund.

         There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON CURRENCY AND OTHER FINANCIAL FUTURES

         The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures are similar to options on stocks except that an option on a currency and other financial futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on currency and other financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of a call option on a currency and other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING CURRENCY AND OTHER FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. In addition futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund share will be affected by changes in exchange rates.

FORWARD CURRENCY CONTRACTS

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

CURRENCY FUTURES CONTRACTS

         Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the United States is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association
(NFA). Currently the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to only engage in currency futures contracts for hedging purposes, and not for speculation. The Fund may engage in currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies which will be used by the Fund in connection with foreign currency futures contracts are similar to those described above for forward foreign currency exchange contracts.

         Currently, currency futures contracts for the British Pound Sterling, Canadian Dollar, Dutch Guilder, Deutsche Mark, Japanese Yen, Mexican Peso, Swiss Franc, and French Franc can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are L125,000 for the Pound, 125,000 for the Guilder, Mark and Swiss Francs, C$100,000 for the Canadian Dollar, Y12,500,000 for the Yen, and 1,000,000 for the Peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

FOREIGN CURRENCY OPTIONS TRANSACTIONS

         Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the United States and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in marks, sterling, yen, Swiss Francs, and Canadian dollars. Options can be exercised at any time during the contract life, and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment, as it cannot walk away from the futures contract as it can an option contract.

         The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

         The Fund intends to use foreign currency option transactions in connection with hedging strategies.

PURCHASE OF PUT OPTIONS ON FOREIGN CURRENCIES

         The purchase of protective put options on a foreign currency is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FOREIGN CURRENCIES

         The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

         The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

CURRENCY TRADING RISKS

         Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

EXCHANGE RATE RISK

         Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

MATURITY GAPS AND INTEREST RATE RISK

         Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

         Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

CREDIT RISK

         Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

         Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign exchange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

         Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

COUNTRY RISK

         At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange Market, restrictions on foreign investment by residents, or limits on inflows of investment funds from abroad. Governments take such measures, for example, to improve control over the domestic banking system, or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payments interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

         Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

         Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

         Many major countries have moved toward liberalization of exchange and payments restrictions in recent years, or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom, and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain), or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

         Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and controls on foreign currency transactions are extensive.

         Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                                    EXHIBIT A

                                GLOSSARY OF TERMS


CLASS OF OPTIONS.  Options covering the same underlying security.

CLEARING CORPORATION. The Options Clearing Corporation, Trans Canada Options, Inc., The European Options Clearing Corporation B.V., or the London Options Clearing House.

CLOSING PURCHASE TRANSACTIONS. A transaction in which an investor who is obligated as a writer of an option or seller of a futures contract terminates his obligation by purchasing on an Exchange an option of the same series as the option previously written or futures contract identical to the futures contract previously sold, as the case may be. (Such a purchase does not result in the ownership of an option or futures contract.)

CLOSING SALE TRANSACTION. A transaction in which an investor who is the holder or buyer of an outstanding option or futures contract liquidates his position as a holder or seller by selling an option of the same series as the option previously purchased or futures contract identical to the futures contract previously purchased. (Such sale does not result in the investor assuming the obligations of a writer or seller).

COVERED CALL OPTION WRITER. A writer of a call option who, so long as he remains obligated as a writer, owns the shares of the underlying security or if the writer holds on a share for share basis a call on the same security where the exercise price of the call held is equal to or less than the exercise price of the call written, or, if greater than the exercise price of the call written, the difference is maintained by the writer in cash, U.S. Treasury bills, or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

COVERED PUT OPTION WRITER. A writer of a put option who, so long as he remains obligated as a writer, has deposited Treasury bills with a value equal to or greater than the exercise price with a securities depository and has pledged them to the Options Clearing Corporation for the account of the broker/dealer carrying the writer's position or if the writer holds on a share for share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or, if less than the exercise price of the put written, the difference is maintained by the writer in cash, U.S. Treasury bills, or other high grade, short term obligations in a segregated account with the writer's broker or custodian.

SECURITIES EXCHANGE. A securities exchange on which call and put options are traded. The U.S. exchanges are as follows: The Chicago Board Options Exchange; American Stock Exchange, New York Stock Exchange; Philadelphia Stock Exchange; and Pacific Stock Exchange. The foreign securities exchanges in Canada are the Toronto Stock Exchange and the Montreal Stock Exchange, in the Netherlands, the European Options Exchange, and in the United Kingdom, the Stock Exchange (London).

         Those issuers whose common stocks have been approved by the Exchanges as underlying securities for option transactions are published in various financial publications.

COMMODITIES EXCHANGE. A commodities exchange on which futures contracts are traded which is regulated by exchange rules that have been approved by the Commodity Futures Trading Commission. The U.S. exchanges are as follows: The Chicago Board of Trade of the City of Chicago; Chicago Mercantile Exchange; International Monetary Market, (a division of the Chicago Mercantile Exchange); the Kansas City Board of Trade; and the New York Futures Exchange.

EXERCISE PRICE. The price per unit at which the holder of a call option may purchase the underlying security upon exercise or the holder of a put option may sell the underlying security upon exercise.

EXPIRATION DATE. The latest date when an option may be exercised or a futures contract must be completed according to its terms.

HEDGING. An action taken by an investor to neutralize an investment risk by taking an investment position which will move in the opposite direction as the risk being hedged so that a loss (or gain) on one will tend to be offset by a gain (or loss) on the other.

OPTION. Unless the context otherwise requires, the term "option" means either a call or put option issued by a Clearing Corporation, as defined above. A call option gives a holder the right to buy from such Clearing Corporation the number of shares of the underlying security covered by the option at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. A put option gives a holder the right to sell to a Clearing Corporation the number of shares of the underlying security covered by the put at the stated exercise price by the filing of an exercise notice prior to the expiration time of the option. The Fund will sell ("write") and purchase puts only on U.S. Exchanges.

OPTION PERIOD. The time during which an option may be exercised generally from the date the option is written through its expiration date.

PREMIUM. The price of an option agreed upon between the buyer and writer or their agents in a transaction on the floor of an Exchange.

SERIES OF OPTIONS. Options covering the same underlying security and having the same exercise price and expiration date.

STOCK INDEX. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

INDEX BASED FUTURES CONTRACT. An index based futures contract is a bilateral agreement pursuant to which a party, agrees to buy or deliver at settlement an amount of cash equal to $500 times the difference between the closing value of an index on the expiration date and the price at which the futures contract is originally struck. Index based futures are traded on Commodities Exchanges. Currently index based stock index futures contracts can be purchased or sold with respect to the Standard & Poor's Corporation (S&P) 500 Stock Index and S&P 100 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index and Major Market Index on the Kansas City Board of Trade.

UNDERLYING SECURITY. The security subject to being purchased upon the exercise of a call option or subject to being sold upon the exercise of a put option.

                         KEYSTONE FUND FOR TOTAL RETURN

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

Item 24 (a).      Financial Statements

The following financial statements are incorporated by reference to the Registrant's Annual and Semi-Annual Reports previously filed with the Securities and Exchange Commission.

Annual Financial Statements
---------------------------

Schedule of Investments as of November 30, 1995;

Financial Highlights for each of the years in the nine-year period ended November 30, 1995 for Class A shares;

Financial Highlights for each of the years in the two-year period ended November 30, 1995 and the period from February 1, 1993 through November 30, 1993 for Class B and Class C shares;

Statement of Assets and Liabilities as of November 30, 1995;

Statement of Operations as of November 30, 1995;

Statements of Changes in Net Assets for each of the years in the two-year period ended November 30, 1995;

Notes to Financial Statements; and

Independent Auditors' Report dated January 5, 1996.

Semi-Annual Financial Statements
--------------------------------

Schedule of Investments as of May 31, 1996;

Financial Highlights for each of the years in the five-year period ended November 30, 1995 and the six-month period ended May 31, 1996 for Class A shares;

Financial Highlights for each of the years in the two-year period ended
November 30, 1995 and the period from February 1, 1993 through November 30, 1993 and the six-month period ended May 31, 1996 for Class B and Class C shares;

Statement of Assets and Liabilities as of May 31, 1996;

Statement of Operations for the six months ended May 31, 1996;

Statements of Changes in Net Assets for the six months ended May 31, 1996 and the year ended November 30, 1995; and

Notes to Financial Statements.


All other schedules are omitted as the required information is inapplicable.

(24)(b)  Exhibits

 (1)  Registrant's Declaration of Trust, as supplemented. (1)

 (2)  Registrant's By-Laws, as amended. (1)

 (3)  Not applicable.

 (4) Registrant's share certificate was filed with Pre-Effective Amendment No. 1 to this Registration Statement as Exhibit 24(b)(4) and is incorporated by reference herein.

 (5) (A) Investment Management Agreement between Keystone Management, Inc. and Registrant. (1)

      (B) Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company. (1)

 (6) (A) Principal Underwriting Agreement for Class Y shares between Registrant and Keystone Investment Distributors Company (3).

      (B) Forms of Principal Underwriting Agreements between Registrant and Keystone Investment Distributors Company, with respect to Class A, B and C shares. (2) First Amendment to the Fund's Class A and Class C Principal Underwriting Agreement. (2)

      (C) Forms of Dealer Agreements used by Keystone Investment Distributors Company, with respect to Class A, B and C shares (2).

 (7)  Not applicable.

 (8) Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank & Trust Company, as amended. (1)

 (9)  Not applicable.

(10) Opinion and consent of counsel as to the legality of the securities registered by the Fund was filed by 24f-2 on January 5, 1996 and is incorporated by reference herein.

(11)  Independent Auditors' Consent. (3)

(12)  Not applicable.

(13)  Subscription Agreements were filed with the Registration Statement as
      Exhibit 24(b)(13) and are incorporated by reference herein. Copies of the release of one Subscription Agreement and a new Subscription Agreement were filed with Pre-Effective Amendment No. 1 to this Registration Statement and are incorporated by reference herein.

(14) Model plans used in the establishment of retirement plans in connection with which Registrant offers its securities were filed with Post-Effective Amendment No. 66 to Registration Statement for Keystone Balanced Fund (K-1) (File No. 2-10527/811-96 as Exhibit 24(b)(14)) and are incorporated by reference herein.

(15)  Forms of Registrant's Class A, Class B and Class C Distribution Plans. (2)

(16)  Schedules for computation of total return and current yield. (3)

(17)  Financial Data Schedules. (3)

(18) Form of Registrant's Multiple Class Plan was filed with Post-Effective Amendment No. 16 to this Registration Statement as Exhibit 24(b)(18) and is incorporated by reference herein.

(19)  Powers of Attorney. (3)

-----------------------
(1) Filed with Post-Effective Amendment No. 15 ("Post-Effective Amendment 15") to Registration Statement No. 33-11047/811-4950 (the "Registration Statement") and incorporated by reference herein.

(2) Filed with Post-Effective Amendment No. 18 to the Registration Statement and is incorporated by reference herein.

(3) Filed herewith.

Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.

Item 26.  Number of Holders of Securities

                                         Number of Record
          Title of Class           Holder as of November 30, 1996
          --------------           ------------------------------

          Shares of Beneficial             Class A - 1,856
          Interest, without par            Class B - 1,889
          value                            Class C -   776

Item 27.  Indemnification

      Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of Registrant's Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 15 and is incorporated by reference herein.

      Provisions for the indemnification of Keystone Investment Distributors Company, Registrant's principal underwriter, are contained in Section 9 of the Principal Underwriting Agreement between Registrant and Keystone Investment Distributors Company, a copy of which was filed with Post-Effective Amendment No. 15 and is incorporated by reference herein.

      Provisions for the indemnification of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, are contained in Section 6 of the Investment Management Agreement between the Registrant and Keystone Management, Inc., a copy of the form of which was filed with Post-Effective Amendment No. 15 to this Registration Statement and is incorporated by reference herein.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

          The following tables list the names of the various officers and directors of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two years, (i) any other organizations (for Keystone Investment Management Company, excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

        LIST OF OFFICERS AND DIRECTORS OF KEYSTONE MANAGEMENT, INC.


                                    Position with
                                    Keystone                  Other
                                    Management,               Business
Name                                Inc.                      Affiliations
----                                -------------             -------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,               Chief Executive Officer,
                                    Chief Execu-              President and Director:
                                    tive Officer,               Keystone Investments, Inc.
                                    President and               Keystone Software, Inc.
                                    Director                    Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                                Keystone Investments Family of Funds
                                                              Chairman of the Board and Director:
                                                                Keystone Investment Management Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Fixed Income Advisers, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Association
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Edward F. Godfrey                  Treasurer and              Senior Vice President,
                                    Director                  Chief Financial Officer, Treasurer and Director:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments Family of Funds

Ralph J.                            Director                  President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Investment Management Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Treasurer:
                                                                Hartwell Emerging Growth Fund
                                                                Hartwell Growth Fund
                                                              Former President:
                                                                Keystone Management, Inc.
                                                              Former Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company

Rosemary D. Van                     Senior Vice               General Counsel, Senior
Antwerp                              President,               Vice President and Secretary:
                                     General Counsel            Keystone Investments, Inc.
                                     and Secretary            Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor  Resource, Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management,  Inc.
                                                                Keystone Software, Inc.
                                                              Formerly Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                     Vice President            Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Software, Inc.
                                                               Formerly Vice President and Controller:
                                                                Hartwell Keystone Advisers, Inc.

John D. Rogol                       Vice President            Vice President and Controller:
                                     and Controller             Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Comptroller:
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Vice President and Treasurer:
                                                                Keystone Investor Resource Center, Inc.


Michael A. Thomas                   Vice President            Vice President:
                                                                Keystone Investments, Inc.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer,and              Keystone Investments, Inc.
                                     Director                   Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Philip M. Byrne                     Director                  President and Director:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Director,                  Director, Senior Vice President
Godfrey                             Senior Vice President,    President, Chief Financial Officer and Treasurer:
                                    Treasurer and               Keystone Investments, Inc.
                                    Chief Financial Officer     Keystone Investment Distributors Company
                                                              Treasurer and Director:
                                                                Keystone Management, Inc.
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    Director and               None
                                    President

Ralph J.                           Director                   President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Management, Inc.
                                                              Formerly President:
                                                                Keystone Management, Inc.
                                                              Formerly Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone America Hartwell Growth Fund, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  Keystone Investments, Inc.
                                    General Counsel           Senior Vice President and General Counsel:
                                    and Secretary               Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Former Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

Robert K.                          Vice President             None
Baumback

Betsy A. Blacher                   Senior Vice                None
                                    President

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H.                         Vice President             None
Parsons

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Mary J. Willis                     Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None

Joseph J.                          Asst. Vice President       None
Decristofaro

Item 29.  Principal Underwriter

          (a) Keystone Investment Distributors Company (formerly named Keystone Distributors, Inc.), the Registrant's principal underwriter, also acts as principal underwriter for the following entities:

          Keystone Quality Bond Fund (B-1)
          Keystone Diversified Bond Fund (B-2)
          Keystone High Income Bond Fund (B-4)
          Keystone Balanced Fund (K-1)
          Keystone Strategic Growth Fund (K-2)
          Keystone Growth and Income Fund (S-1)
          Keystone Small Company Growth Fund (S-4)
          Keystone America Hartwell Emerging Growth Fund, Inc.
          Keystone Balanced Fund II
          Keystone Capital Preservation and Income Fund
          Keystone Emerging Markets Fund
          Keystone Fund for Total Return
          Keystone Fund of the Americas
          Keystone Global Opportunities Fund
          Keystone Global Resources and Development Fund
          Keystone Government Securities Fund
          Keystone Intermediate Term Bond Fund
          Keystone International Fund Inc.
          Keystone Liquid Trust
          Keystone Omega Fund
          Keystone Precious Metals Holdings, Inc.
          Keystone Small Company Growth Fund II
          Keystone State Tax Free Fund
          Keystone State Tax Free Fund - Series II
          Keystone Strategic Income Fund
          Keystone Tax Free Income Fund
          Keystone Tax Free Fund
          Keystone World Bond Fund


     (b) For information with respect to each officer and director of Registrant's principal underwriter, see the following pages.


                                  Positions with
                                  Keystone Investment        Positions with
Name                              Distributors Company       Registrant
----                              --------------------       --------------

Ralph J. Spuehler*                 Director, President          None

Edward F. Godfrey*                 Director, Senior Vice        Senior Vice
                                   President, Treasurer         President
                                   and Chief Financial
                                   Officer

Rosemary D. Van Antwerp*           Director, Senior Vice        Senior Vice
                                   President, General           President
                                   Counsel and Secretary        and Secretary

Albert H. Elfner, III*             Director                     President

Charles W. Carr*                   Senior Vice President        None

Peter M. Delehanty*                Senior Vice President        None

J. Kevin Kenely*                   Vice President               None

John D. Rogol*                     Vice President and           None
                                    Controller

C. Kenneth Molander                Divisional Vice              None
8 King Edward Drive                President
Londenderry, NH 03053

William L. Carey, Jr.              Regional Manager and         None
4 Treble Lane                      Vice President
Malvern, PA  19355

John W. Crites                     Regional Manager and         None
2769 Oakland Circle W.             Vice President
Aurora, CO 80014

Richard J. Fish                   Regional Manager and          None
309 West 90th Street              Vice President
New York, NY  10024

Michael E. Gathings               Regional Vice                 None
245 Wicklawn Way                  President
Roswell, GA  30076

Paul D. Graffy                    Regional Manager and          None
15509 Janas Drive                 Vice President
Lockport, IL  60441

Robert G. Holz, Jr.               Regional Manager and          None
313 Meadowcrest Drive             President
Richardson, Texas 75080

Todd L. Kobrin                    Regional Manager and          None
20 Iron Gate                      Vice President
Metuchen, NJ 08840

Ralph H. Johnson                  Regional Manager and          None
345 Masters Court, #2             Vice President
Walnut Creek, CA 94598

Paul J. McIntyre                  Regional Manager and          None
118 Main Center #203              Vice President
Northville, MI 48167

Robert P. Muligan*                Regional Manager and          None
                                  Vice President

Alan V. Niemi                     Regional Manager and          None
3511 Grant Street                 Vice President
Lee's Summit, MO  64064

Matthew D. Twomey                 Regional Vice                 None
9627 Sparrow Court                President
Ellicott City, MD 21042

Raymond P. Ajemian*               Manager and                   None
                                  Vice President

Jonathan I. Cohen*                Vice President                None

Michael S. Festa*                 Vice President                None

Russell A. Haskell*               Vice President                None

Jeffrey M. Landes                 Vice President                None

Joan M. Balchunas*                Assistant Vice                None
                                  President

Julie A. Robinson                 Vice President                None

John M. McAllister*               Vice President                None

Thomas J. Gainey*                 Assistant Vice                None
                                  President

Lyman Jackson*                    Assistant Vice                None
                                  President

Eric S. Jeppson*                  Assistant Vice                None
                                  President

Mark Minnucci*                    Assistant Vice                None
                                  President

Ashley M. Norwood*                Assistant Vice                None
                                  President


*Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034


Item 29(c). - Not applicable


Item 30. Location of Accounts and Records

         Keystone Investments, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharp Slot Road
         Swansea, Massachusetts 02720


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of its latest annual report to shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and in The Commonwealth of Massachusetts, on the 10th day of December, 1996.


                              KEYSTONE FUND FOR TOTAL RETURN


                              /s/ Rosemary D. Van Antwerp
                              ---------------------------
                              Rosemary D. Van Antwerp*
                              General Counsel



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of December, 1996.


SIGNATURES                    TITLE
----------                    -----

/s/ George S. Bissell         Chairman of the Board and Trustee
--------------------------
George S. Bissell*


/s/ Albert H. Elfner, III     Chief Executive Officer, President
--------------------------    and Trustee
Albert H. Elfner, III*


/s/ J. Kevin J. Kenely        Treasurer (Principal Financial
--------------------------    and Accounting Officer)
J. Kevin Kenely*



                              *By:/s/ James M. Wall
                                  --------------------------
                                  James M. Wall**
                                  Attorney-in-Fact

SIGNATURES                    TITLE
----------                    -----

/s/ Frederick Amling          Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III    Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell         Trustee
--------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin         Trustee
--------------------------
Charles F. Chapin*

/s/ K. Dun Gifford            Trustee
--------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.          Trustee
--------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.        Trustee
--------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson       Trustee
--------------------------
David M. Richardson*

/s/ Richard J. Shima          Trustee
--------------------------
Richard J. Shima*

/s/ Andrew J. Simons          Trustee
--------------------------
Andrew J. Simons*


                              *By:/s/ James M. Wall
                                  --------------------------
                                  James M. Wall**
                                  Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                                Page Number
                                                                in Sequential
Exhibit Number             Exhibit                              Numbering System
--------------             -------                              ----------------
      1                    Declaration of Trust(5)

      2                    By-Laws(5)
                           First, Second and Third Amendments
                             to By-Laws(5)

      4                    Specimen Share Certificate(2)

      5                    Investment Management Agreement(5)
                           Investment Advisory Agreement(5)

      6                (A) Form of Principal Underwriting Agreement for
                           Class Y(8)
                       (B) Principal Underwriting Agreements for Class A, B
                           and C (5)(7)
                       (C) Dealer Agreements for Class A, B and C(7)

      8                    Custodian, Fund Accounting
                             and Recordkeeping Agreement(5)
                           Amendments to Custody Agreements(5)

     10                    Opinion and Consent of Counsel(6)

     11                    Independent Auditors' Consent(8)

     13                    Subscription Agreements(1)(2)

     14                    Model Retirement Plans(4)

     15                    Class A, B and C Distribution Plans(7)

     16                    Performance Data Schedules(8)

     17                    Financial Data Schedules(8)

     18                    Form of Multiple Class Plan, as amended(8)

     19                    Powers of Attorney(18)

-----------------
1 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement.

2 Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement.

3 Incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement.

4 Incorporated herein by reference to Post-Effective Amendment No. 66 to
  Registration Statement for Keystone Balanced Fund (K-1) (File No. 2-10527/811-96).

5 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement.

6 Incorporated by reference to Rule 24f-2 Notice filed January 5, 1996.

7 Incorporated by reference to Post-Effective Amendment No. 18 to the
  Registration Statement.

8 Filed herewith.